Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Emerging Markets Fund, Inc.
Entity Central Index Key	0000849402
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005817 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	2.95%	15.87%	2.77%	3.70%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,611,191,476
Holdings Count | Holding	101
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,611,191,476
Number of Portfolio Holdings	101
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.7%
Taiwan	18.2%
India	13.0%
Brazil	7.5%
United States	6.7%
South Korea	6.0%
Mexico	4.6%
Indonesia	3.6%
Hong Kong	2.5%
Turkey	2.4%
Other#	10.8%
Liabilities in Excess of Other Assets	(—	)%(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(b)Excludes short-term securities.
C000005814 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	2.81%	15.55%	2.50%	3.38%
Investor A Shares (with sales charge)	(2.59)	9.49	1.40	2.83
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,611,191,476
Holdings Count | Holding	101
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,611,191,476
Number of Portfolio Holdings	101
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.7%
Taiwan	18.2%
India	13.0%
Brazil	7.5%
United States	6.7%
South Korea	6.0%
Mexico	4.6%
Indonesia	3.6%
Hong Kong	2.5%
Turkey	2.4%
Other#	10.8%
Liabilities in Excess of Other Assets	(—	)%(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(b)Excludes short-term securities.
C000005816 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$95	1.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	2.37%	14.68%	1.73%	2.74%
Investor C Shares (with sales charge)	1.37	13.68	1.73	2.74
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,611,191,476
Holdings Count | Holding	101
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,611,191,476
Number of Portfolio Holdings	101
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.7%
Taiwan	18.2%
India	13.0%
Brazil	7.5%
United States	6.7%
South Korea	6.0%
Mexico	4.6%
Indonesia	3.6%
Hong Kong	2.5%
Turkey	2.4%
Other#	10.8%
Liabilities in Excess of Other Assets	(—	)%(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(b)Excludes short-term securities.
C000198223 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	2.96%	15.92%	2.81%	3.74%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,611,191,476
Holdings Count | Holding	101
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,611,191,476
Number of Portfolio Holdings	101
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.7%
Taiwan	18.2%
India	13.0%
Brazil	7.5%
United States	6.7%
South Korea	6.0%
Mexico	4.6%
Indonesia	3.6%
Hong Kong	2.5%
Turkey	2.4%
Other#	10.8%
Liabilities in Excess of Other Assets	(—	)%(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
PDD Holdings, Inc.	2.4%
Cipla Ltd.	2.1%
Prudential PLC	2.0%
Hapvida Participacoes e Investimentos SA	1.9%
ITC Ltd.	1.9%
Lojas Renner SA	1.8%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.